Summary of Significant Accounting Policies - Summary of Intangible Assets (Detail) - Centuri Construction Group Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 41,890	$ 49,698
Accumulated Amortization	(5,117)	(1,523)
Net Carrying Amount	36,773	48,175
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	31,226	37,059
Accumulated Amortization	(2,070)	(524)
Net Carrying Amount	29,156	36,535
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,621	10,208
Accumulated Amortization	(1,331)	(241)
Net Carrying Amount	7,290	9,967
Customer Contracts Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,606	1,912
Accumulated Amortization	(1,606)	(724)
Net Carrying Amount		1,188
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	437	519
Accumulated Amortization	(110)	(34)
Net Carrying Amount	$ 327	$ 485